Intangible Assets - Summary of Goodwill Impairment (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,741,483	$ 165,975
Supervielle Seguros S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,625	4,625
Cordial Compania Financiera S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	115,436	115,436
Banco Regional de Cuyo S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	41,226	41,226
Invertir Online.Com Argentina S.A.U. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	881,467
Micro Lending S.A.U. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	694,041
Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 4,688	$ 4,688